CONTINGENT LIABILITIES - Schedule of Reserves Roll Forward (Details) $ in Thousands		3 Months Ended	12 Months Ended			60 Months Ended
	Mar. 16, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2014 examination	Jun. 24, 2024 USD ($)
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			$ 18,169
Balance at end of year			21,963	$ 18,169
Contingent liabilities			$ 21,963	18,169
Common Management Solutions, S.L.
Reconciliation of changes in other provisions [abstract]
Liability limitation, percentage			60.00%
Reserve for labor claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			$ 190	114	$ 185
Additions			672	96	293
Additions related to business combinations (note 26)			209	8	0
Recovery			(222)	(4)	(94)
Utilization of provision for contingencies			0	(4)	(216)
Foreign exchange difference			(49)	(20)	(54)
Foreign currency translation			14	0	0
Balance at end of year			814	190	114
Contingent liabilities			814	190	114
Reserve for regulatory claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			15,797	28,222	13,430
Additions			891	434	923
Additions related to business combinations (note 26)			3,123	2,190	16,047
Recovery			(2,200)	(6,863)	(1,987)
Utilization of provision for contingencies			(688)	(4,065)	(1,028)
Foreign exchange difference			138	(148)	837
Foreign currency translation			1,620	(3,973)	0
Balance at end of year			18,681	15,797	28,222
Contingent liabilities			18,681	15,797	28,222
Reserve for regulatory claims | Grupo Assa Brazil
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			1,084
Balance at end of year				1,084
Number of examinations | examination						2
Contingent liabilities				1,084			$ 10,193
Updated amount paid				4,001
Reserve for regulatory claims | Non-U.S. Subsidiaries
Reconciliation of changes in other provisions [abstract]
Additions		$ 1,300
Payment toward tax assessment	$ 961
Reserve for commercial claims
Reconciliation of changes in other provisions [abstract]
Balance at beginning of year			2,182	0	0
Additions related to business combinations (note 26)			52	2,248	0
Utilization of provision for contingencies			(52)	0	0
Foreign exchange difference			286	(66)	0
Balance at end of year			2,468	2,182	0
Contingent liabilities			$ 2,468	$ 2,182	$ 0